Note 8 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Net operating loss carryforward	$ 25,527,210	$ 19,764,569
Research and development tax credit carryforward	3,870,460	2,202,603
Stock-based compensation expense	552,886	330,553
Accrued expenses	29,728	663,211
Total deferred tax assets	29,980,284	22,960,936
Depreciation	45,122	51,466
Net deferred tax assets	29,935,162	22,909,470
Valuation allowance	(29,935,162)	(22,909,470)
Net deferred tax asset after reduction for valuation allowance	$ (0)	$ (0)